Acquisition (Tables)	12 Months Ended
Jul. 01, 2016
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The aggregate purchase price of the SanDisk acquisition was $15.588 billion, consisting of $13.77 billion in cash funded with existing cash and cash from new debt, 49 million newly issued shares of the Company’s common stock with a fair value of $1.76 billion and $58 million related to the fair value of stock options and RSUs assumed. The fair value of the newly issued shares of the Company’s common stock was determined based on the closing market price of the Company’s shares of common stock on the date of the acquisition. The fair values of stock options assumed were estimated using a binomial option-pricing model.

May 12, 2016
(in millions)
Cash consideration	$13,766
Equity consideration	1,764
Fair value of assumed equity attributed to pre-combination service	58
Total purchase price	$15,588

SanDisk [Member]
Business Acquisition [Line Items]
Purchase Price Allocation
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the SanDisk Closing Date:

May 12, 2016
(in millions)
Cash and cash equivalents	$3,931
Marketable securities	737
Accounts receivables, net	394
Inventories	1,069
Other current assets	787
Property, plant and equipment	917
Notes receivable and investments in Flash Ventures	1,012
Intangible assets	4,955
Other non-current assets	144
Total assets	13,946
Accounts payable, accrued liabilities and other current liabilities	1,036
Deferred tax liabilities	572
Other long-term liabilities	190
Convertible notes and related derivatives	3,743
Total liabilities	5,541
Net assets acquired	8,405
Goodwill	7,183
Total purchase price	$15,588

Business Acquisition, Pro Forma Information
The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition and any borrowings undertaken to finance the acquisition had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results:

	2016	2015
	(in millions, except per share amounts)
Revenue	$17,846	$20,613
Net income	65	762
Basic income per common share	$0.23	$2.71
Diluted income per common share	0.23	2.65

Amplidata [Member]
Business Acquisition [Line Items]
Purchase Price Allocation	The final purchase price allocation for Amplidata was as follows:

March 9, 2015
(in millions)
Tangible assets acquired and (liabilities) assumed, net	$(24)
Intangible assets	76
Goodwill	215
Total	$267

Property, Plant and Equipment [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The property, plant and equipment acquired were valued using either the replacement cost or market value approach, as appropriate, as of the date of acquisition. The following table summarizes the preliminary estimated fair value of the property, plant and equipment acquired and their estimated useful lives:

	Estimated Fair Value	Estimated Weighted-Average Useful Life
	(in millions)	(in years)
Land	$73	—
Buildings	315	15
Machinery and equipment	491	2
Furniture and fixtures	16	4
Leasehold improvements	22	5
Total property, plant and equipment	$917

Other Intangible Assets [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair values and estimated useful lives of the intangibles acquired:

	Estimated Fair Value	Estimated Weighted-Average Useful Life
	(in millions)	(in years)
Developed technology	$1,360	2.5
Trade name and trademarks	610	7.0
Customer relationships	475	7.0
Supply agreements	130	2.5
Backlog	50	0.1
In-process research and development	2,330	N/A
Total acquired identifiable intangible assets	$4,955